Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's VaR by type of Risks (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Interest Rate Risk [line items]
Interest rate risk	$ 397,389	$ 244,874
Currency exchange rate risk	11,113	105,025
Price risk	$ 119,314	$ 38,976